Summary of Royalty Schedule (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests	$ 671,722	$ 667,504	$ 668,288	$ 264,545	$ 0
Non-depletable Royalties [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests	486,982	479,494
Depletable Royalties [member]
IfrsStatementLineItems [Line Items]
Royalty and other mineral interests	$ 184,740	$ 188,010